UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:__811-21493____________________________________

_________________The BlackRock Strategic Dividend Achievers™ Trust_________________

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
_______________________________________________________________________
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

The BlackRock Strategic Dividend Achievers™ Trust

_________________________40 East 52nd Street, New York, NY 10022_________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code:_302 797-2162__________________

Date of fiscal year end:____October 31, 2004__________________________________

Date of reporting period: __ April 30, 2004____________________________________

Item 1.	Reports to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

APRIL 30, 2004 (UNAUDITED)

BlackRock Dividend AchieversTM Trust (BDV)

BlackRock Strategic Dividend AchieversTM Trust (BDT)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trust Summaries	2

Portfolios of Investments	4

Financial Statements

Statements of Assets and Liabilities	8

Statements of Operations	9

Statements of Cash Flows	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	14

Dividend Reinvestment Plan	16

Additional Information	16

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

April 30, 2004

     Dear Shareholder,

     We are pleased to present the first semi-annual report for BlackRock Dividend Achievers™ Trust and BlackRock Strategic Dividend Achievers™ Trust (the “Trusts”) for the period ended April 30, 2004. This report contains the Trusts’ unaudited financial statements and a listing of portfolios’ holdings.

     Both Trusts seek to provide long-term total return through a combination of current income and capital appreciation by investing in common stocks that pay above-average dividends and have the potential for capital appreciation.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, is recognized for its emphasis on risk management and proprietary analytics, and for its reputation for managing money for the world’s largest institutional investors. As of March 31, 2004, BlackRock’s assets under management total $321 billion across various investment strategies. BlackRock is also a significant provider of risk management and advisory services that combine our capital markets expertise with our proprietarily developed risk management systems and technology. As of March 31, 2004, BlackRock provides risk management services to portfolios with aggregate assets of over $2.5 trillion. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., are wholly owned subsidiaries of BlackRock.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock Dividend Achievers Trust (BDV)

Trust Information

Symbol on New York Stock Exchange:	BDV

Initial Offering Date:	December 23, 2003

Closing Market Price as of 4/30/04:	$13.85

Net Asset Value as of 4/30/04:	$14.28

Current Quarterly Distribution per Share:[1]	$0.225

Current Annualized Distribution per Share:[1]	$0.900

1 The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	4/30/04	High	Low

Market Price	$13.85	$15.20	$13.65

NAV	$14.28	$15.23	$14.15

The following charts show the asset composition of the Trust’s investments, excluding short-term investments:

Sector Breakdown[2]

Composition	April 30, 2004

Finance & Banking	38%

Energy & Utilities	10

Food & Agriculture	10

Telecommunications	8

Oil & Gas	7

Pharmaceuticals	6

Tobacco	6

REITs	4

Insurance	3

Computer & Office Equipment	3

Industrial	1

Manufacturing	1

Retail Merchandising	1

Consumer Products	1

Automotive	1

2 A sector may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock Strategic Dividend Achievers Trust (BDT)

Trust Information

Symbol on New York Stock Exchange:	BDT

Initial Offering Date:	March 30, 2004

Closing Market Price as of 4/30/04:	$15.00

Net Asset Value as of 4/30/04:	$13.62

Current Quarterly Distribution per Share:[1]	$0.225

Current Annualized Distribution per Share:[1]	$0.900

1 The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	4/30/04	High	Low

Market Price	$15.00	$15.12	$15.00

NAV	$13.62	$14.37	$13.60

The following charts show the asset composition of the Trust’s investments, excluding short-term investments:

Sector Breakdown[2]

Composition	April 30, 2004

Finance & Banking	35%

Energy & Utilities	17

Insurance	12

Consumer Products	11

REITs	9

Industrial	8

Manufacturing	5

Automotive	2

Basic Materials	1

2 A sector may contain multiple industries as defined by the SEC’s Standard Industry Codes.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Dividend Achievers Trust (BDV)

Shares	Description	Value

	COMMON STOCKS—99.3%
	Automotive—0.4%
100,900	Genuine Parts Co	$3,612,220

	Basic Materials—0.4%
225,500	RPM International, Inc	3,400,540

	Computer & Office Equipment—3.0%
529,300	Pitney Bowes, Inc	23,156,875

	Consumer Products—0.5%
61,200	Kimberly-Clark Corp	4,005,540

	Energy & Utilities—9.9%
49,400	Black Hills Corp	1,511,146
614,100	Consolidated Edison, Inc	25,307,061
74,100	MDU Resources Group Inc	1,659,840
117,000	National Fuel Gas Co	2,865,330
141,000	Nicor, Inc	4,792,590
42,900	Peoples Energy Corp	1,793,220
33,300	Piedmont Natural Gas Co	1,348,650
199,700	Pinnacle West Capital Corp	7,800,282
528,200	Progress Energy	22,591,114
104,100	Vectren Corp	2,514,015
67,600	WGL Holdings, Inc	1,911,728
56,900	WPS Resources Corp	2,606,589

		76,701,565

	Finance & Banking—38.1%
780,600	AmSouth Bancorp	17,188,812
49,400	Associated Banc Corp	2,022,930
477,000	Bank of America Corp	38,393,730
634,100	BB&T Corp	21,870,109
347,900	Charter One Financial, Inc	11,609,423
310,000	Citigroup, Inc	14,907,900
64,400	Citizens Banking Corp	1,972,572
442,400	Comerica, Inc	22,841,112
52,600	FirstMerit Corp	1,239,256
109,800	Hibernia Corp	2,392,542
59,100	Hudson United Bancorp	2,111,643
1,066,200	KeyCorp, Ltd	31,666,140
124,500	Mercantile Bankshares Corp	5,343,540
958,800	National City Corp	33,241,596
44,000	People’s Bank	1,857,240
475,600	Regions Financial Corp	16,508,076
110,460	Valley National Bancorp	2,855,391
112,200	Washington Federal, Inc	2,620,992
908,000	Washington Mutual, Inc	35,766,120
469,700	Wells Fargo & Co	26,519,262
62,300	Wilmington Trust Corp	2,166,171

		295,094,557

	Food & Agriculture—9.6%
950,000	ConAgra Foods, Inc	27,445,500
493,900	HJ Heinz Co	18,862,041
1,213,400	Sara Lee Corp	28,005,272

		74,312,813

	Industrial—1.6%
27,900	Emerson Electric Co	1,680,138
134,400	RR Donnelley & Sons Co	3,954,048
207,200	ServiceMaster Co	2,513,336
167,000	Sonoco Products Co	4,151,620

		12,299,142

	Insurance—3.0%
352,200	Lincoln National Corp	15,806,736
183,600	St. Paul Travelers Cos. Inc	7,467,012

		23,273,748

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) APRIL 30, 2004

BlackRock Dividend Achievers Trust (BDV) (continued)

Shares	Description	Value

	Manufacturing—1.0%
186,000	General Electric Co	$5,570,700
48,300	Stanley Works, The	2,053,233

		7,623,933

	Oil & Gas—6.7%
440,000	ChevronTexaco Corp	40,260,000
267,700	Exxon Mobil Corp	11,390,635

		51,650,635

	Pharmaceuticals—6.2%
49,100	Abbott Laboratories	2,161,382
818,100	Merck & Co., Inc	38,450,700
207,200	Pfizer Inc	7,409,472

		48,021,554

	REITs—3.9%
49,400	Camden Property Trust	2,090,608
274,000	General Growth Properties, Inc	7,428,140
184,400	Health Care Property Investors, Inc	4,407,160
134,000	Kimco Realty Corp	5,727,160
76,200	Rouse Co., The	3,299,460
243,200	United Dominion Realty Trust, Inc	4,365,440
93,450	Weingarten Realty Investors	2,701,640

		30,019,608

	Retail Merchandising—0.7%
177,200	May Department Stores Co	5,457,760

	Telecommunications—8.4%
539,000	Alltel Corp	27,133,260
1,538,000	SBC Communications, Inc	38,296,200

		65,429,460

	Tobacco—5.9%
679,000	Altria Group, Inc	37,603,020
164,300	Universal Corp	8,254,432

		45,857,452

	Total Common Stocks (cost $767,010,072)	769,917,402

	Money Market Fund—0.4%
3,400,841	Fidelity Institutional Money Market Prime Portfolio (cost $3,400,841)	3,400,841

	Total Investments—99.7% (cost $770,410,913)	773,318,243
	Assets in excess of liabilities—0.3%	1,910,412

	Net Assets—100.0%	$775,228,655

KEY TO ABBREVIATIONS
REITs — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Strategic Dividend Achievers Trust (BDT)

Shares	Description	Value

	COMMON STOCKS—98.5%
	Automotive—2.3%
223,300	Genuine Parts Co	$7,994,140

	Basic Materials—1.0%
228,700	RPM International, Inc	3,448,796

	Consumer Products—10.2%
118,900	Avery Dennison Corp	7,636,947
225,300	McCormick & Co., Inc	7,696,248
110,287	Meridian Bioscience, Inc	1,213,157
258,600	Supervalu, Inc	7,962,294
72,200	Universal Corp	3,627,328
159,900	VF Corp	7,380,984

		35,516,958

	Energy & Utilities—16.8%
75,500	American States Water Co	1,747,825
174,200	Atmos Energy Corp	4,292,288
59,600	Black Hills Corp	1,823,164
61,000	California Water Service Group	1,739,720
98,800	Cleco Corp	1,773,460
158,600	MDU Resources Group, Inc	3,552,640
56,200	MGE Energy, Inc	1,748,944
179,400	National Fuel Gas Co	4,393,506
123,600	Nicor, Inc	4,201,164
58,000	Otter Tail Corp	1,528,880
100,500	Peoples Energy Corp	4,200,900
96,100	Piedmont Natural Gas Co	3,892,050
191,700	Pinnacle West Capital Corp	7,487,802
113,500	UGI Corp	3,575,250
171,200	Vectren Corp	4,134,480
149,000	WGL Holdings, Inc	4,213,720
92,600	WPS Resources Corp	4,242,006

		58,547,799

	Finance & Banking—34.7%
83,700	Associated Banc Corp	3,427,515
127,473	Bancorpsouth, Inc	2,578,779
37,028	Chemical Financial Corp	1,268,209
114,100	Citizens Banking Corp	3,494,883
81,600	Community Bank System, Inc	1,659,744
63,821	Community First Bankshares, Inc	2,053,760
29,400	Community Trust Bancorp, Inc	858,186
181,100	Compass Bancshares, Inc	6,946,996
90,400	Corus Bankshares, Inc	3,412,600
84,400	First Charter Corp	1,742,860
95,700	First Commonwealth Financial Corp	1,350,327
79,859	First Federal Capital Corp	2,046,786
20,173	First Financial Corp	595,103
61,000	First Financial Holdings, Inc	1,740,330
46,200	First Indiana Corp	843,150
37,800	First Merchants Corp	881,874
174,400	FirstMerit Corp	4,108,864
83,300	FNB Corp	1,632,680
56,500	Glacier Bancorp, Inc	1,731,725
64,500	Harleysville National Corp	1,686,030
305,700	Hibernia Corp	6,661,203
97,000	Hudson United Bancorp	3,465,810
86,400	Mercantile Bankshares Corp	3,708,288
262,600	National Commerce Financial Corp	6,982,534
57,900	National Penn Bancshares, Inc	1,741,053
162,900	Old National Bancorp	3,893,310
16,100	Park National Corp	1,858,745
85,800	People’s Bank	3,621,618
169,300	Popular, Inc	7,110,600
135,400	Republic Bancorp, Inc	1,761,554
59,800	S&T Bancorp, Inc	1,700,114

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Strategic Dividend Achievers Trust (BDT) (continued)

Shares	Description	Value

	Finance & Banking—(continued)
500	Second Bancorp, Inc	$15,005
15,916	Sterling Financial Corp	404,903
70,900	Susquehanna Bancshares, Inc	1,659,060
106,500	SWS Group, Inc	1,729,560
311,700	Synovus Financial Corp	7,440,279
75,000	TCF Financial Corp	3,716,250
117,400	United Bankshares, Inc	3,523,174
135,135	Valley National Bancorp	3,493,240
147,100	Washington Federal, Inc	3,436,256
60,900	WesBanco, Inc	1,735,650
84,000	Whitney Holding Corp	3,444,000
98,600	Wilmington Trust Corp	3,428,322

		120,590,929

	Industrial—7.9%
38,300	Bandag, Inc	1,667,965
54,900	McGrath Rentcorp	1,710,904
29,273	Quaker Chemical Corp	739,436
256,600	RR Donnelley & Sons Co	7,549,172
393,500	ServiceMaster Co	4,773,155
155,300	Sonoco Products Co	3,860,758
157,800	Vulcan Materials Co	7,296,672

		27,598,062

	Insurance—11.4%
115,900	Arthur J. Gallagher & Co	3,735,457
181,755	Cincinnati Financial Corp	7,450,137
190,600	Fidelity National Financial, Inc	6,975,960
100,900	Harleysville Group, Inc	1,917,100
135,300	Jefferson-Pilot Corp	6,709,527
73,600	Mercury General Corp	3,752,864
69,100	Mine Safety Appliances Co	1,872,610
302,900	Old Republic International Corp	7,033,338

		39,446,993

	Manufacturing—5.3%
316,700	Leggett & Platt, Inc	7,157,420
199,700	Sherwin-Williams Co., The	7,598,585
86,000	Stanley Works, The	3,655,860

		18,411,865

	REITs—8.9%
61,800	Camden Property Trust	2,615,376
144,900	Commercial Net Lease Realty	2,403,891
80,500	Eastgroup Properties	2,330,475
60,700	Federal Realty Investment Trust	2,250,756
54,300	General Growth Properties, Inc	1,472,073
97,700	Health Care Property Investors, Inc	2,335,030
65,700	Healthcare Realty Trust	2,355,345
55,600	Kimco Realty Corp	2,376,344
35,100	Rouse Co., The	1,519,830
61,400	Tanger Factory Outlet Centers	2,345,480
143,900	United Dominion Realty Trust, Inc	2,583,005
84,600	Universal Health Realty	2,205,522
87,900	Washington Real Estate Investment Trust	2,390,880
56,650	Weingarten Realty Investors	1,637,751

		30,821,758

	Total Common Stocks (cost $359,945,682)	342,377,300

	Money Market Fund—1.8%
6,147,383	Fidelity Institutional Money Market Prime Portfolio (cost $6,147,383)	6,147,383

	Total Investments—100.3% (cost $366,093,065)	348,524,683
	Liabilities in excess of other assets—(0.3)%	(1,054,517)

	Net Assets—100.0%	$347,470,166

KEY TO ABBREVIATIONS
REITs — Real Estate Investment Trust

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
April 30, 2004

	Dividend	Strategic Dividend
	Achievers Trust	Achievers Trust
	(BDV)	(BDT)

Assets
Investments at value[1]	$773,318,243	$348,524,683
Interest receivable	2,528,288	452,002
Other assets	37,826	885

	775,884,357	348,977,570

Liabilities
Payable for investments purchased	—	565,981
Investment advisory fee payable	416,527	234,809
Deferred Directors or Trustees fees	11,276	701
Other accrued expenses	227,899	705,913

	655,702	1,507,404

Net Assets	$775,228,655	$347,470,166

Composition of Net Assets Applicable to Common Shareholders:
Par value	$776,785	$364,637
Paid-in capital in excess of par	776,008,401	364,287,864
Undistributed (distributions in excess of) net investment income	(4,253,111)	386,047
Accumulated net realized loss	(210,750)	—
Net unrealized appreciation (depreciation)	2,907,330	(17,568,382)

Net assets applicable to common shareholders, April 30, 2004	$775,228,655	$347,470,166

Net asset value per common share[2]	$14.28	$13.62

[1] Investments at cost	$770,410,913	$366,093,065
[2] Common shares outstanding	54,286,658	25,508,028

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited)
For the period1 ended April 30, 2004

	Dividend	Strategic Dividend
	Achievers Trust	Achievers Trust
	(BDV)	(BDT)

Investment Income
Dividend Income	$9,948,520	$634,836
Interest Income	232,904	76,133

Total investment income	10,181,424	710,969

Expenses
Investment advisory	1,774,616	234,809
Transfer agent	7,103	1,748
Custodian	55,118	9,295
Reports to shareholders	51,502	8,743
Trustees	27,882	5,071
Registration	14,208	2,754
Independent accountants	12,973	4,741
Legal	24,864	4,459
Insurance	10,462	3,497
Organization	15,000	15,000
License Fee	273,018	31,308
Miscellaneous	15,983	3,497

Total expenses	2,282,729	324,922

Net investment income	7,898,695	386,047

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(210,750)	—
Net change in unrealized appreciation/depreciation on investments	2,907,330	(17,568,382)

Net gain (loss) on investments	2,696,580	(17,568,382)

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,595,275	$(17,182,335)

1 Commencement of investment operations for Dividend Achievers and Strategic Dividend Achievers was December 23, 2003 and March 30, 2004, respectively.

See Notes to Financial Statements.

STATEMENTS OF CASH FLOWS (unaudited)
For the period1 ended April 30, 2004

	Dividend	Strategic Dividend
	Achievers Trust	Achievers Trust
	(BDV)	(BDT)

Reconciliation of Net Increase (Decrease) in Net Assets Resulting
from Operations to Net Cash Used for Operating Activities
Net Increase (Decrease) in net assets resulting from operations	$10,595,275	$(17,182,335)

Increase in investments	(770,621,663)	(366,093,065)
Net realized loss	210,750	—
Decrease (Increase) in unrealized appreciation/depreciation	(2,907,330)	17,568,382
(Increase) in interest receivable	(2,528,288)	(452,002)
(Increase) in other assets	(37,826)	(885)
Increase in payable for investments purchased	—	565,981
Increase in investment advisory fee payable	416,527	234,809
Increase in deferred Directors/Trustees fees	11,276	701
Increase in accrued expenses	227,899	705,913

Total adjustments	(775,228,655)	(347,470,166)

Net cash used for operating activities	$(764,633,380)	$(364,652,501)

Increase (Decrease) in Cash
Net cash used for operating activities	$(764,633,380)	$(364,652,501)

Cash provided by (used for) financing activities:
Capital Contributions	776,785,186	364,652,501
Cash distributions paid	(12,151,806)	—

Net cash provided by financing activities	764,633,380	364,652,501

Net increase (decrease) in cash	—	—
Cash at beginning of period	—	—

Cash at end of period	$—	$—

1 Commencement of investment operations for Dividend Achievers and Strategic Dividend Achievers was December 23, 2003 and March 30, 2004, respectively. This information includes the initial investments by BlackRock Funding, Inc.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
For the period1 ended April 30, 2004

	Dividend	Strategic Dividend
	Achievers Trust	Achievers Trust
	(BDV)	(BDT)

Increase in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$7,898,695	$386,047
Net realized loss	(210,750)	—
Net change in unrealized appreciation/depreciation	2,907,330	(17,568,382)

Net increase (decrease) in net assets resulting from operations	10,595,275	(17,182,335)

Distributions	(12,151,806)	—

Capital Share Transactions:
Net proceeds from the issuance of common shares	686,795,051	364,652,501
Net proceeds from the underwriters’ over-allotment option exercised	85,950,000	—
Reinvestment of distributions	4,040,135	—

Net proceeds from capital share transactions	776,785,186	364,652,501

Total increase	775,228,655	347,470,166

Net Assets Applicable to Common Shareholders:
Beginning of period	—	—

End of period	$775,228,655	$347,470,166

End of period undistributed/(distributions in excess of) net investment income	$(4,253,111)	$386,047

1 Commencement of investment operations for Dividend Achievers and Strategic Dividend Achievers was December 23, 2003 and March 30, 2004, respectively. This information includes the initial investments by BlackRock Funding, Inc.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Dividend Achievers Trust (BDV)
For the period December 23, 20031 through April 30, 2004 (unaudited)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period[2]	$14.33

Investment operations:
Net investment income	0.14
Net realized and unrealized gain	0.05

Net increase from investment operations	0.19

Distributions	(0.22)

Capital charges with respect to issuance of shares	(0.02)

Net asset value, end of period	$14.28

Market value, end of period	$13.85

TOTAL INVESTMENT RETURN[3]	(6.23)%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	0.84%
Net investment income	2.89%
SUPPLEMENTAL DATA:
Average net assets (000)	$768,650
Portfolio turnover	0%
Net assets, end of period (000)	$775,229

1	Commencement of investment operations was December 23, 2003. This information includes the initial investments by BlackRock Funding, Inc.

2	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3	Total investment return is calculated assuming a purchase of a share at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Distributions, if any, are assumed for purposes of this calculation to be reinvested at net asset value. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Dividend Achievers Trust (BDT)
For the period March 30, 20041 through April 30, 2004 (unaudited)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period[2]	$14.33

Investment operations:
Net investment income	0.02
Net realized and unrealized loss	(0.71)

Net decrease from investment operations	(0.69)

Distributions	—

Capital charges with respect to issuance of shares	(0.02)

Net asset value, end of period	$13.62

Market value, end of period	$15.00

TOTAL INVESTMENT RETURN[3]	0.00%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	1.04%
Net investment income	1.23%
SUPPLEMENTAL DATA:
Average net assets (000)	$358,083
Portfolio turnover	0%
Net assets, end of period (000)	$347,470

1	Commencement of investment operations was March 30, 2004. This information includes the initial investments by BlackRock Funding, Inc.

2	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3	Total investment return is calculated assuming a purchase of a share at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Distributions, if any, are assumed for purposes of this calculation to be reinvested at net asset value. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies	BlackRock Dividend AchieversTM Trust (“Dividend Achievers”) and BlackRock Strategic Dividend AchieversTM Trust (“Strategic Dividend Achievers”) (collectively the “Trusts”) are organized as Delaware statutory trusts and registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Dividend Achievers was organized on September 29, 2003 and had no transactions until December 15, 2003 when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Dividend Achievers commenced on December 23, 2003. Strategic Dividend Achievers was organized on January 22, 2004 and had no transactions until March 10, 2004 when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Strategic Dividend Achievers commenced on March 30, 2004.

Securities Valuation: The Trust values its securities primarily by using market quotations. Short-term debt securities having a remaining maturity of 60 days or less when purchased and debt securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at cost adjusted for amortization of premiums and accretion of discounts. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s board of trustees.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

Federal Income Taxes: It is each Trust’s intention to elect to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required.

Dividends and Distributions: The Trusts declare and pays dividends and distributions to common shareholders quarterly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax-free return of capital. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements	Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. a wholly owned subsidiary of BlackRock, Inc. serves as sub-advisor to each Trust. BlackRock, Inc. is an indirect majority owned subsidiary of the The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly, accrued daily and payable monthly based on an annual rate, 0.65% for Dividend Achievers and 0.75% for Strategic Dividend Achievers, of each Trust’s average weekly managed assets.

     Pursuant to the Investment Management Agreement, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs. Each Trust bears all other costs and expenses, which may include reimbursements to the Advisor for certain operational support services provided to each Trust.

     DividendAchievers Universe: The Trusts have been granted a revocable license by Mergent®, Inc. (“Mergent®”) to use the Dividend Achiever™ universe of common stocks. If Mergent® revokes a Trust’s license to use the Dividend Achievers™ universe, the board of trustees of the Trust may need to adopt a new investment strategy and/or new investment policies for the Trust. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Mergent®” and “Dividend Achievers™” are trademarks of Mergent® and have been licensed for use by the Trust.

Note 3. Portfolio Securities	Purchases and sales of investment securities other than short-term investments for the period ended April 30, 2004 were as follows:

Trust	Purchases	Sales

Dividend Achievers	$770,765,673	$3,544,851
Strategic Dividend Achievers	$359,945,682	—

Note 4. Distributions to Shareholders	The tax character of distributions paid during the period ended April 30, 2004 were as follows:

	Ordinary	Long-term	Return of	Total
Distributions Paid From:	Income	Capital Gain	Capital	Distributions

Dividend Achievers	$7,924,971	$—	$4,226,835	$12,151,806
Strategic Dividend Achievers	—	—	—	—

     As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	Ordinary Income	Long-term Gains	Net Appreciation	Total

Dividend Achievers	$—	$—	$2,907,330	$2,907,330
Strategic Dividend Achievers	401,748	—	—	401,748

Note 5. Capital	There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. At April 30, 2004, the shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common Shares	Common Shares
Trust	Outstanding	Owned

Dividend Achievers	54,286,658	8,028
Strategic Dividend Achievers	25,508,028	8,028

     Transactions in common shares of beneficial interest for the period ended April 30, 2004, were as follows:

	Shares from

				Net Increase
	Initial Public	Underwriters’ Exercising	Reinvestment	in Shares
Trust	Offering	the Over-allotment Option	of Distributions	Outstanding

Dividend Achievers	48,008,028	6,000,000	278,630	54,286,658
Strategic Dividend Achievers	25,508,028	—	—	25,508,028

     Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares for Dividend Achievers and Strategic Dividend Achievers in the amounts of $936,289 and $657,500, respectively.

Note 6. Distributions	Subsequent to April 30, 2004, the Board declared distributions per common share payable July 2, 2004, to shareholders of record on June 15, 2004. The per share common distributions declared were as follows:

Common
Distribution Per
Trust	Share

Dividend Achievers	$0.225
Strategic Dividend Achievers	$0.225

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions reinvested by The Bank of New York (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

     The Plan Agent serves as agent for the shareholders in administering the Plan. After a Trust declares a distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the distribution payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the distribution amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. If, on the distribution payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared distribution.

     The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. The automatic reinvestment of distributions will not relieve participants of any Federal income tax that may be payable on such distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at The Bank of NewYork, Dividend Reinvestment Department, P.O. Box 1958, Newark, New Jersey 07101-9774; or by calling 1-866-216-0242.

ADDITIONAL INFORMATION (unaudited)

     The Joint Annual Meeting of Shareholders was held on May 26, 2004, to elect a certain number of Trustees for Dividend Achievers to three year terms, unless otherwise indicated, expiring in 2007:

Dividend Achievers

Elected the Class I Trustees as follows:

Trustee	Votes for	Votes Withheld
Richard E. Cavanagh	52,615,583	929,544
James Clayburn La Force, Jr.	52,585,110	960,017

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay and Anne Ackerley—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea and James Kong—Managing Directors of the Sub-Advisor, Vincent B. Tritto—Director of the Sub-Advisor, and Brian P. Kindelan—Director of the Advisor.

BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Robert S. Kapito
James Clayburn La Force, Jr.
Walter F. Mondale

Officers
Robert S. Kapito, President
Henry Gabbay, Treasurer
Anne Ackerley, Vice President
Richard M. Shea, Vice President/Tax
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent
The Bank of New York
101 Barclay Street, 13 West
New York, NY 10286

Custodian
The Bank of New York
100 Colonial Center Parkway
Suite 200
Lake Mary, FL 32746

Transfer Agent
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286

Independent Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

     This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)227-7BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-3

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments.

Not applicable for reports for periods ending on or before July 9, 2004.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable for reports covering periods ending on or before June 15, 2004.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ___The BlackRock Strategic Dividend Achievers™ Trust__________________________________________

By:	/s/ Henry Gabbay ___________________________________________
Name:	Henry Gabbay
Title:	Treasurer
Date:	July 2, 2004

             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito ___________________________________________
Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	July 2, 2004

By:	/s/ Henry Gabbay ___________________________________________
Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	July 2, 2004

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